Transactions with Related Parties (Details) - BRL (R$) R$ in Thousands									3 Months Ended		6 Months Ended
	Feb. 25, 2026	Feb. 12, 2026	Jan. 21, 2025	Oct. 20, 2024	Jan. 18, 2024	Jan. 10, 2024	Jan. 01, 2023	Jul. 26, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 19, 2025	Dec. 10, 2025
Transactions with Related Parties [Line Items]
Financial assets amount									R$ 40,181,881		R$ 40,181,881		R$ 32,933,941
Period of termination notice	30 days	60 days				30 days		30 days
Term of agreement	12 months	24 months
Guarantees provided for amount									391,563		391,563
Amount paid as compensation to key management									8,123	R$ 5,582	14,792	R$ 11,131
Outstanding balance									7,513	5,507	11,211	10,092
Operational Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice			30 days
Credit Recovery Services Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice					30 days
Term of agreement					24 months		24 months
Revenues									4,473	14,104	4,473	30,485
Cost Sharing Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice						30 days
Correspondent Banking Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice								30 days
Credit Card Partnership Agreement [Member]
Transactions with Related Parties [Line Items]
Revenues									2,597	3,191	2,597	6,627
Assignment of Rights Agreement [Member]
Transactions with Related Parties [Line Items]
Expense related to interest									2,283	17,536	12,528	31,197
Master Services Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice		30 days
Term of agreement		12 months		24 months
Banco Original [Member]
Transactions with Related Parties [Line Items]
Term of agreement	12 months	12 months
Banco Original [Member] | Agreements with Banco Original [Member]
Transactions with Related Parties [Line Items]
Financial assets amount									148,459		148,459
Mauá III [Member]
Transactions with Related Parties [Line Items]
Total amount receivables															R$ 1,096,529
Annual discount rate															19.86%
Total purchase price															R$ 580,813
Âmbar Energia [Member]
Transactions with Related Parties [Line Items]
Total amount receivables														R$ 375,654
Annual discount rate														19.11%
Total purchase price														R$ 325,204
Banking Correspondent Services [Member]
Transactions with Related Parties [Line Items]
Revenues									R$ 3,739	R$ 32	R$ 13,641	R$ 81